Condensed Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, no par value (in Dollars per share)	$ 0	$ 0
Ordinary shares, authorized	20,000,000,000	20,000,000,000
Ordinary shares, issued	1,453,970,784	989,290,784
Ordinary shares, outstanding	1,453,970,784	989,290,784